CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash	$ 2,682	$ 821
Cash subject to restriction	307	251
Short-term deposits	146	69
Total cash and cash equivalents	$ 3,135	$ 1,141	$ 998	$ 900